Summary of Significant Accounting Polices - Schedule of Estimated Useful Lives of Intangible Assets (Detail)	Mar. 31, 2026
Domain Name | Minimum
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful lives	5 years
Domain Name | Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful lives	20 years
Trademarks | Minimum
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful lives	4 years
Trademarks | Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful lives	10 years
Insurance Agency License
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful lives	20 years
Broadcasting License | Minimum
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful lives	4 years
Broadcasting License | Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful lives	5 years
Buyer and Customer Relationship
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful lives	5 years
Brand | Minimum
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful lives	2 years
Brand | Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful lives	8 years
Technology | Minimum
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful lives	2 years
Technology | Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful lives	5 years
Strategic Business Resources | Minimum
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful lives	3 years
Strategic Business Resources | Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful lives	5 years